Related-Party Transactions	12 Months Ended
Mar. 31, 2019
Related Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS

NOTE 12: RELATED-PARTY TRANSACTIONS

On February 28, 2017, the Company entered into a Securities Purchase Agreement related to the issuance and sale of up to 1,100 shares of common stock held by Randy May, Chairman of the Board and former CEO, and Gary Metzger, an independent director on the Company's Board and a significant shareholder. The purchase agreement is pursuant to the Company's Form S-3 registration statement filed on August 17, 2016. The selling securityholders may sell or distribute the securities included in the prospectus supplement through underwriters, through agents, to dealers, in private transactions, at market prices prevailing at the time of sale, at prices related to the prevailing market prices, or at negotiated prices. The Company will not receive any of the proceeds from sales of the common stock made by the selling securityholders.

Subsequent to March 31, 2019, Gary Metzger has advanced to the Company $328 under a note that bears 10% simple interest per annum and is payable July 30, 2020.